                                 JPMORGAN TRUST I
                                 245 Park Avenue
                               New York, N.Y. 10036


July 14, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  JPMorgan Trust I ("Trust") on behalf of:
            JPMorgan International Value Fund (the "Fund")
          File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class C Shares of the Fund does not differ from that contained in Post-Effective Amendment No. 41 (Amendment No. 42 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. That Amendment was filed electronically on July 11, 2006.

     If you have any questions or comments, please call the undersigned at
(212) 648-2088.

                                       Sincerely,


                                      /s/ Stephen M. Benham
                                      ---------------------------
                                      Stephen M. Benham, Esq.
                                      Secretary